Accounts Receivable and Others - Summary of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	$ 249	$ 229
Tax credits and government grants receivable	330
Sales taxes receivable	250	280
Other receivables	348	559
Trade and other receivables	$ 1,177	$ 1,068